SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2014
SUBSEQUENT EVENTS
9.	SUBSEQUENT EVENTS

January 2015 Financing

On January 9, 2015, the Company entered into a Share Purchase Agreement with select investors pursuant to which the Company agreed to issue and sell to the investors, in a private placement (“PIPE 1”), an aggregate of 2,839,045 shares of its common stock at a price per share of $3.523 for an aggregate purchase price of approximately $10,000,000.

In connection with PIPE 1, the Company also entered into a Registration Rights Agreement with the PIPE 1 investors on January 9, 2015. Pursuant to the terms of the Registration Rights Agreement, the Company is obligated (i) to prepare and file with the SEC a registration statement to register for resale the shares issued in PIPE 1, and (ii) to use its reasonable best efforts to cause the applicable registration statement to be declared effective by the SEC as soon as practicable, in each case subject to certain deadlines. The Company may also be required to effect certain registrations to register for resale the shares in connection with certain “piggy-back” registration rights granted to the PIPE 1 investors. The Company will be required to pay to each PIPE 1 investor liquidated damages equal to 1.0% of the aggregate purchase price paid by such investor pursuant to the PIPE 1 Share Purchase Agreement for the shares per month (up to a cap of 10.0%) if it does not meet certain obligations with respect to the registration of the shares, subject to certain conditions.

On February 2, 2015, the Company entered into an amendment to the PIPE 1 Share Purchase Agreement with certain of the PIPE 1 investors, which amended certain provisions of such Share Purchase Agreement limiting the Company’s ability to issue additional shares of its common stock until the filing of an effective registration statement for the PIPE 1 shares. As a result of such amendment, the restriction on the issuance of additional shares was eliminated.

February 2015 Financing

On February 3, 2015, the Company entered into a Share Purchase Agreement with certain accredited investors, pursuant to which the Company agreed to issue and sell to the investors, in a private placement (“PIPE 2”), an aggregate of 1,658,822 shares of its common stock, par value $0.001 per share, at a price per share of $4.25 for an aggregate purchase price of approximately $7,050,000.

In connection with PIPE 2, the Company entered into a Registration Rights Agreement with the investors in PIPE 2 on February 3, 2015. Pursuant to the terms of the Registration Rights Agreement for PIPE 2, the Company is obligated (i) to prepare and file with the SEC a registration statement to register for resale the shares issued in PIPE 2, and (ii) to use its reasonable best efforts to cause the applicable registration statement to be declared effective by the SEC as soon as practicable, in each case subject to certain deadlines. The Company may also be required to effect certain registrations to register for resale the shares in connection with certain “piggy-back” registration rights granted to the PIPE 2 investors. The Company will be required to pay to each PIPE 2 investor liquidated damages equal to 1.0% of the aggregate purchase price paid by such investor pursuant to the PIPE 2 Share Purchase Agreement for the shares per month (up to a cap of 10.0%) if it does not meet certain obligations with respect to the registration of the shares, subject to certain conditions.

Stock Option Grants

In March 2015, the Company granted a total of 821,392 stock options to its employees and directors.

Second Amendment to Office Lease

On March 3, 2015, Capricor executed a Second Amendment to Lease with The Bubble Real Estate Company, LLC, pursuant to which (i) additional space was added to the Company’s corporate office lease and (ii) the Company exercised its option to extend the lease term through June 30, 2016. Under the terms of the amendment, commencing February 2, 2015, the base rent will be $17,957 for one month, and, commencing March 2, 2015, will increase to $21,420 per month for four months. Commencing July 1, 2015, the base rent will increase to $22,111 per month for the remainder of the lease term.

Amendment to Exosomes License Agreement

On February 27, 2015, Capricor and CSMC entered into a First Amendment to Exclusive License Agreement, thereby amending the Exosomes License Agreement (the “Exosomes License Amendment”).  Under the Exosomes License Amendment, (i) the description of patent rights in Schedule A has been replaced by a Revised Schedule A that includes four additional patent applications; (ii) Capricor is required to pay CSMC an upfront fee of $20,000; (iii) Capricor is required to reimburse CSMC approximately $34,000 for attorneys’ fees and filing fees that were incurred in connection with the additional patent rights; and (iv) Capricor is required to pay CSMC certain defined product development milestone payments upon reaching certain phases of its clinical studies and upon receiving approval of a product from the FDA.  The product development milestones range from $15,000 upon the dosing of the first patient in a Phase I clinical trial of a product to $75,000 upon receipt of FDA approval of a product.  The maximum aggregate amount of milestone payments payable under the Exosomes License Agreement, as amended, is $190,000.